RECEIVABLES, PREPAIDS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of receivables, prepaids and other assets [Abstract]
Disclosure of detailed information about receivables, prepaids and other assets [Table Text Block]
As at	December 31, 2025	December 31, 2024
Trade receivable	$251	$321
Prepaid expenses	1,872	715
Supplier advances and deposits	971	637
Senior Secured Debt (Note 8(a) below)	1,800
Marketable security	236	-
Other	137	60
	5,267	1,733
Disclosed as non-current:
Prepaid expenses	-	35
Supplier advances and deposits	549	171
Deferred transaction costs	996	29
	1,545	235
	$6,812	$1,968